Long-term Debt - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Senior notes
Debt Instrument [Line Items]
Outstanding	$ 3,650	$ 4,629
Less: unamortized debt issue costs and other		$ (28)
Senior notes | Senior Unsecured Notes due September 2027
Debt Instrument [Line Items]
Amount	$ 700
Rate	4.91%	4.91%
Outstanding	$ 700
Senior notes | Senior Unsecured Notes due October 2029
Debt Instrument [Line Items]
Amount	$ 1,000
Rate	5.03%	5.03%
Outstanding	$ 1,000
Senior notes | Senior Unsecured Notes due October 2034
Debt Instrument [Line Items]
Amount	$ 1,250
Rate	5.58%	5.58%
Outstanding	$ 1,250
Senior notes | Senior Unsecured Notes due October 2054
Debt Instrument [Line Items]
Amount	$ 700
Rate	6.18%	6.18%
Outstanding	$ 700
Senior notes | Senior Unsecured Notes due February 2030
Debt Instrument [Line Items]
Amount		$ 450
Rate	4.32%	4.32%
Outstanding		$ 313
Senior notes | Senior Unsecured Notes due February 2032
Debt Instrument [Line Items]
Amount		$ 500
Rate	4.62%	4.62%
Outstanding		$ 347
Senior notes | Senior Unsecured Notes due February 2035
Debt Instrument [Line Items]
Amount		$ 500
Rate	4.93%	4.93%
Outstanding		$ 347
Senior notes | Canadian Dollar Denomincated Senior Subordinated Notes
Debt Instrument [Line Items]
Outstanding		$ 1,007
Junior subordinated notes
Debt Instrument [Line Items]
Outstanding	$ 1,087
Less: unamortized debt issue costs and other	(13)
Junior subordinated notes | Junior Subordinated Notes due March 2055
Debt Instrument [Line Items]
Amount	$ 450
Rate	7.63%	7.63%
Outstanding	$ 450
Junior subordinated notes | Second Junior Subordinated Notes due 2055
Debt Instrument [Line Items]
Amount	$ 650
Rate	7.50%	7.50%
Outstanding	$ 650
Junior subordinated notes | US Dollar Denominated Junior Subordinated Notes
Debt Instrument [Line Items]
Outstanding	$ 1,100